Bayer Asset Acquisition - Additional Information (Detail) - Baayer Asset Acquisition [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Payments to acquire productive assets	$ 2,000	$ 2,000
Payment of Asset Acquisition Contingent Consideration		0
Asset acquisition, contingent consideration, liability	0	0
Milestone Payments [Member]
Asset Acquisition [Line Items]
Asset acquisition, consideration transferred contingent consideration	$ 2,000	$ 2,000